CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 48,339	$ 10,316	$ 18,093
Investments		73,065	70,771
Restricted cash	0	367
Prepaid expenses and other current assets	4,022	10,370	2,188
Total current assets	52,361	94,118	91,052
Property and equipment, net	31,544	17,626	5,914
Restricted cash, net of current portion	4,170	4,170	367
Operating lease right-of-use assets	22,226
Other non-current assets	50	48	326
Total assets	110,351	115,962	97,659
Current liabilities:
Accounts payable	2,488	2,381	615
Accrued expenses	23,858	15,818	3,972
Deferred revenue	6,268	742
Deferred rent		814	308
Operating lease liabilities	1,778
Total current liabilities	34,392	19,755	4,895
Long-term liabilities:
Deferred revenue, net of current portion	58,069	54,870
Note payable, net of discount	24,825	9,572
Deferred rent, net of current portion		9,814	732
Operating lease liabilities, net of current portion	37,102
Total liabilities	154,388	94,011	5,627
Commitments and contingencies (Note 10)
Redeemable convertible preferred stock	225,033	214,784	201,023
Stockholders' deficit:
Preferred stock, $0.0001 par value; no shares authorized, issued or outstanding as of December 31, 2018 and 2019; 10,000,000 shares authorized
Common stock, value	0	0	0
Additional paid-in capital	1,063	2	2
Accumulated other comprehensive income		43	(9)
Accumulated deficit	(270,133)	(192,878)	(108,984)
Total stockholders' deficit	(269,070)	(192,833)	(108,991)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	110,351	115,962	97,659
Series A Redeemable Convertible Preferred Stock
Long-term liabilities:
Redeemable convertible preferred stock	46,162	44,169	41,738
Series B Redeemable Convertible Preferred Stock
Long-term liabilities:
Redeemable convertible preferred stock	84,769	81,108	75,900
Series C Redeemable Convertible Preferred Stock
Long-term liabilities:
Redeemable convertible preferred stock	$ 94,102	$ 89,507	$ 83,385